Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - Related Party [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties	¥ 4,315	¥ 995
Due to related parties	20,415	2,495
Minority shareholders of the Company
Related Party Transaction [Line Items]
Due from related parties	874	766
Huibao Huipei [Member]
Related Party Transaction [Line Items]
Due from related parties	635	157
Due to related parties	0	2,495
Xiaoke [Member]
Related Party Transaction [Line Items]
Due from related parties	0	72
Bay Union [Member]
Related Party Transaction [Line Items]
Due from related parties	2,806	0
Due to related parties	¥ 20,415	¥ 0